Financial instruments and risk management - Outstanding derivatives by contract type, including embedded derivatives (Details) ¥ in Thousands, R$ in Thousands, $ in Thousands	Sep. 30, 2026 BRL (R$)	Sep. 30, 2026 USD ($)	Sep. 30, 2026 CNY (¥)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ 5,628,186			R$ 230,312
Derivative financial instruments	4,108,590			1,556,978
Derivative financial instruments	9,047,545			8,014,683
Current derivative financial liabilities	(1,192,092)			(1,205,029)
Non-current derivative financial liabilities	(6,335,857)			(8,136,320)
Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	3,047,202			1,004,060
Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	725,398			77,679
Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	1,855,586			(851,427)
NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		$ 105,000			$ 90,000
Fair value in R$	8,423			24,355
Forward Contracts | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		304,000
Fair value in R$	24,893
Swap US$ e US-CPI (1) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		148,782			153,342
Fair value in R$	210,360			112,058
Swap VLSFO/Brent | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $					1,217
Fair value in R$				(1,100)
Zero cost collar (U.S.$ x R$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		4,763,750			6,156,400
Fair value in R$	3,013,886			979,705
Zero cost collar (U.S.$ x R$) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		233,655			359,677
Fair value in R$	328,911			(33,279)
Power Purchase Agreement (VPPAs) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		154,913
Fair value in R$	186,127
Derivative Assets | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	8,885,229			7,554,745
Derivative Assets | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		2,330,816			2,400,260
Fair value in R$	948,548			492,458
Derivative Assets | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	13,945,882			11,059,169
Fair value in R$	2,069,121			1,549,779
Derivative Assets | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	12,461,384			8,788,534
Fair value in R$	2,775,687			2,525,172
Derivative Assets | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,399,600			3,399,600
Fair value in R$	808,112			915,431
Derivative Assets | Swap CNY to Fixed | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | ¥			¥ 2,600,000			¥ 2,600,000
Fair value in R$	597,172			509,116
Derivative Assets | Pre-fixed Swap to CDI US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,145,863			2,400,000
Fair value in R$	1,686,589			1,562,789
Derivative Liabilities | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(7,029,643)			(8,406,172)
Derivative Liabilities | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		2,330,816			2,400,260
Fair value in R$	(460,741)			(400,210)
Derivative Liabilities | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	12,964,215			10,466,620
Fair value in R$	(2,491,014)			(2,210,556)
Derivative Liabilities | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		2,345,159			1,635,783
Fair value in R$	(1,724,042)			(2,686,614)
Derivative Liabilities | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		660,171			660,171
Fair value in R$	(688,371)			(1,080,537)
Derivative Liabilities | Swap CNY to Fixed | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		$ 362,736			$ 362,736
Fair value in R$	(443,782)			(473,828)
Derivative Liabilities | Pre-fixed Swap to CDI US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,145,863			2,400,000
Fair value in R$	R$ (1,221,693)			R$ (1,554,427)